Property, Plant and Equipment - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Document Period End Date		Dec. 31, 2016
Land		€ 96,300,000	€ 88,000,000
Carrying amount		1,687,237,000	1,620,678,000	€ 1,447,523,000
Disposal related to non-cash transfers to inventory		22,800,000	72,700,000	30,700,000
Depreciation		290,813,000	243,049,000	209,504,000
Carry amount of land and buildings owned by VIE		€ 26,600,000	28,100,000
StartDateOfPurchaseOption		2003
Lease period of property		15 years
Lessors shareholders equity		€ 1,900,000
Loans from shareholders		11,600,000
Loan from bank relating to variable interest entity		12,300,000
Amount of granted loan relating to variable interest entity		47,100,000
Subordinated loan granted to lessor	[1]	€ 5,445,000	5,445,000
Expiration date of purchase option		2018
Exercise price of purchase option		€ 24,500,000
Size of VIE		€ 54,500,000.0
Use of buildings in years		15 years
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation		€ 187,900,000	191,700,000	153,900,000
Research and Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation		76,800,000	19,700,000	36,300,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		26,100,000	31,600,000	19,300,000
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		32,700,000	64,700,000
Carrying amount		1,081,965,000	1,067,724,000
Depreciation		88,427,000	75,918,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		30,000,000	47,300,000
Carrying amount		490,266,000	434,543,000
Depreciation		155,660,000	123,269,000
Machinery and Equipment [Member] | Property Subject to Evaluation and Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		17,000,000	23,500,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		1,700,000	7,800,000
Carrying amount		29,431,000	37,058,000
Depreciation		15,685,000	16,078,000
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		6,200,000	14,900,000
Carrying amount		85,575,000	81,353,000
Depreciation		31,041,000	27,784,000
Non-Cash Transfers From Inventory [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers		€ 21,600,000	€ 91,000,000	€ 95,500,000

[1]	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.